Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 4.3%
Verizon Communications, Inc.	2,110,077	107,487,322
Total Communication Services		107,487,322
Consumer Discretionary 3.8%
Internet & Direct Marketing Retail 0.8%
Qurate Retail, Inc.	4,057,363	19,313,048
Specialty Retail 3.0%
Lowe’s Companies, Inc.	373,540	75,526,053
Total Consumer Discretionary		94,839,101
Consumer Staples 3.2%
Tobacco 3.2%
Philip Morris International, Inc.	853,478	80,175,723
Total Consumer Staples		80,175,723
Energy 8.6%
Energy Equipment & Services 1.2%
TechnipFMC PLC(a)	4,070,437	31,545,887
Oil, Gas & Consumable Fuels 7.4%
Chevron Corp.	304,235	49,538,585
Marathon Petroleum Corp.	742,835	63,512,392
Williams Companies, Inc. (The)	2,180,027	72,834,702
Total		185,885,679
Total Energy		217,431,566
Financials 19.6%
Banks 11.1%
Bank of America Corp.	1,964,952	80,995,322
Citigroup, Inc.	1,090,991	58,258,919
JPMorgan Chase & Co.	414,967	56,568,302
Wells Fargo & Co.	1,697,116	82,242,241
Total		278,064,784
Capital Markets 2.5%
Morgan Stanley	717,285	62,690,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.0%
American International Group, Inc.	1,211,116	76,021,751
MetLife, Inc.	1,069,479	75,162,984
Total		151,184,735
Total Financials		491,940,228
Health Care 13.0%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	819,428	63,538,447
Health Care Providers & Services 7.7%
Centene Corp.(a)	828,396	69,742,659
Cigna Corp.	289,975	69,480,910
Humana, Inc.	125,343	54,545,513
Total		193,769,082
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	968,611	70,737,662
Total Health Care		328,045,191
Industrials 10.2%
Aerospace & Defense 2.9%
Raytheon Technologies Corp.	729,025	72,224,507
Airlines 2.7%
Southwest Airlines Co.(a)	1,489,665	68,226,657
Machinery 1.6%
Caterpillar, Inc.	176,322	39,288,068
Road & Rail 3.0%
CSX Corp.	1,162,949	43,552,440
Union Pacific Corp.	118,506	32,377,024
Total		75,929,464
Total Industrials		255,668,696
Information Technology 14.1%
Communications Equipment 3.6%
Cisco Systems, Inc.	1,629,596	90,866,273
Electronic Equipment, Instruments & Components 3.2%
Corning, Inc.	2,201,084	81,242,010
IT Services 0.1%
EPAM Systems, Inc.(a)	10,595	3,142,583
Columbia Variable Portfolio – Select Large Cap Value Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	454,819	59,945,144
QUALCOMM, Inc.	403,541	61,669,136
Total		121,614,280
Software 2.4%
Teradata Corp.(a)	1,201,519	59,222,872
Total Information Technology		356,088,018
Materials 11.1%
Chemicals 4.2%
FMC Corp.	810,302	106,611,434
Metals & Mining 6.9%
Barrick Gold Corp.	3,568,699	87,540,187
Freeport-McMoRan, Inc.	1,705,135	84,813,415
Total		172,353,602
Total Materials		278,965,036
Utilities 9.0%
Electric Utilities 6.8%
FirstEnergy Corp.	2,270,588	104,129,165
PG&E Corp.(a)	5,591,022	66,756,803
Total		170,885,968
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	2,182,204	56,148,109
Total Utilities		227,034,077
Total Common Stocks (Cost $1,773,905,821)		2,437,674,958
Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Consumer Discretionary 0.3%
Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc.	8.000%	98,461	8,468,631
Total Consumer Discretionary			8,468,631
Total Preferred Stocks (Cost $15,684,334)			8,468,631

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	62,269,759	62,244,851
Total Money Market Funds (Cost $62,247,363)		62,244,851
Total Investments in Securities (Cost: $1,851,837,518)		2,508,388,440
Other Assets & Liabilities, Net		6,798,008
Net Assets		2,515,186,448

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	45,107,980	181,410,819	(164,273,166)	(782)	62,244,851	(11,807)	15,305	62,269,759
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Large Cap Value Fund | First Quarter Report 2022

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